Note 7 - Promissory Notes (Details) (USD $)						1 Months Ended	2 Months Ended	0 Months Ended
	Jul. 09, 2013 Interest Accrued on Unpaid Balance [Member] Promissory Notes [Member]	Dec. 11, 2013 Interest Accrued on Unpaid Balance [Member] Promissory Note to Dassity, Inc. [Member]	Dec. 31, 2013 Chief Executive Officer [Member] Promissory Notes [Member]	Jul. 09, 2013 Chief Executive Officer [Member] Promissory Notes [Member]	Jul. 09, 2013 David N. Nemelka [Member] Promissory Notes [Member]	Aug. 31, 2013 Promissory Notes [Member]	Jul. 09, 2013 Promissory Notes [Member]	Dec. 11, 2013 Promissory Note to Dassity, Inc. [Member]
Note 7 - Promissory Notes (Details) [Line Items]
Debt Instrument, Face Amount							$ 360,000	$ 50,000
Debt Instrument, Interest Rate, Stated Percentage	25.00%	16.00%					18.00%	8.00%
Debt Instrument, Term							179 days	179 days
Due to Related Parties			35,000	35,000	100,000
Repayments of Related Party Debt						325,000
Interest Expense, Related Party						$ 10,664